Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Summary of financial instruments at fair value based on the fair value hierarchy or each class of instrument
The
following tables summarize the Company’s financial instruments at fair value based on the fair value hierarchy for each class of instrument (in thousands):

September 30, 2022
	Fair Value Measurement
	Level 1	Level 2	Level 3

Assets:
Money market account	$4,837	$—	$—
Liabilities:
Redeemable convertible preferred stock warrant liability	$—	$—	$(64,917)
Common stock warrant liability	$—	$—	$(459)
Convertible Promissory Notes	$—	$—	$(62,707)

December 31, 2021
	Fair Value Measurement
	Level 1	Level 2	Level 3

Assets:
Money market account	$4,519	$—	$—
Liabilities:
Redeemable convertible preferred stock warrant liability	$—	$—	$(48,167)
Common stock warrant liability	$—	$—	$(337)
Convertible Promissory Notes	$—	$—	$(34,803)

The following tables summarize the Company’s financial instruments at fair value based on the fair value hierarchy for each class of instrument (in thousands):

December 31, 2021
	Fair Value Measurement
	Level 1	Level 2	Level 3
Assets:
Money market account	$4,519	$—	$—
Liabilities:
Convertible redeemable preferred stock warrant liability	—	—	(48,167)
Common stock warrant liability	—	—	(337)
Convertible Promissory Note	—	—	(34,803)

December 31, 2020
	Fair Value Measurement
	Level 1	Level 2	Level 3
Assets:
Money market account	$22,019	$—	$—
Liabilities:
Convertible redeemable preferred stock warrant liability	—	—	(35,473)
Common stock warrant liability	—	—	(277)

Schedule of changes in the level 3 convertible promissory notes and securities measured at fair value
The following table presents changes in the Level 3 convertible promissory notes measured at fair value for
the periods ended September 30, 2022 and December 31, 2021, respectively (in thousands):

Nine months ended September 30, 2022
	2021 Convertible Promissory Notes	Bridge Loans

Balance (beginning of period)	$34,803	$—
Additions	—	31,800
Fair value measurement adjustments	(266)	(3,630)
Conversion	—	—
Balance (end of period)	$34,537	$28,170

Year ended December 31, 2021
2021 Convertible Promissory Notes

Balance (beginning of period)	$—
Additions	29,420
Fair value measurement adjustments	5,383
Conversion	—
Balance (end of period)	$34,803

The following tables present changes in the Level 3 convertible promissory notes and securities measured at fair value for the periods ended December 31, 2021 and 2020 (in thousands):

Year ended December 31, 2021
	Convertible Promissory Notes	Securities
Balance, beginning of period	$—	$—
Additions	29,420	—
Fair value measurement adjustments	5,383	—
Conversion	—	—

Balance, end of period	$34,803	$—

Year ended December 31, 2020
	Convertible Promissory Notes	Securities
Balance, beginning of period	$—	$—
Additions	24,145	63,095
Fair value measurement adjustments	4,901	14,909
Conversion	(29,046)	(78,004)

Balance, end of period	$—	$—

Warrant [Member]
Schedule of binomial lattice model for initial measurement of private placement warrants
The Company calculated the estimated fair value of warrants as of September 30, 2022 and December 31, 2021, respectively, using the following assumptions:

	September 30, 2022	December 31, 2021

Expected volatility	68.0% - 101.0%	66.9% - 82.7%
Risk-free interest rate	3.9% - 4.2%	0.2% - 1.5%
Expected dividend yield	—	—
Expected term (years)	1.1 - 8.4	0.5 – 9.1

The
Company calculated the estimated fair value of warrants as of December 31, 2021 and 2020, respectively, using the following assumptions:

Year ended December 31,	2021	2020
Expected volatility (%)	66.9 - 82.7	62.0 - 63.0
Risk-free interest rate (%)	0.2 - 1.5	0.13 - 0.19
Expected dividend yield (%)	—	—
Expected term (years)	0.5 - 9.1	2.0

Schedule of changes in the level 3 warrant liability measured at fair value
The following table presents changes in the Level 3 warrant liability measured at fair value for the periods ended September 30, 2022 and December 31, 2021, respectively (in thousands):

Nine months ended September 30, 2022
	Convertible Redeemable Preferred Stock Warrants	Common Stock Warrants

Balance (beginning of period)	$48,167	$337
Additions	—	—
Fair value measurement adjustments	17,399	122
Exercised	(649)	—
Balance (end of period)	$64,917	$459

Year ended December 31, 2021
	Convertible Redeemable Preferred Stock Warrants	Common Stock Warrants

Balance (beginning of period)	$35,473	$277
Additions	916	—
Fair value measurement adjustments	15,293	60
Exercised	(3,515)	—
Balance (end of period)	$48,167	$337

The following table presents changes in the Level 3 warrant liability measured at fair value for the years ended December 31, 2021 and 2020, respectively (in thousands):

Year ended December 31, 2021

	Convertible Redeemable Preferred Stock Warrants	Common Stock Warrants
Balance, beginning of period	$35,473	$277
Additions	916	—
Fair value measurement adjustments	15,293	60
Exercised	(3,515)	—

Balance, end of period	$48,167	$337

Year ended December 31, 2020
	Convertible Redeemable Preferred Stock Warrants	Common Stock Warrants
Balance, beginning of period	$460	$—
Additions	43,302	2,680
Fair value measurement adjustments	45	131
Exercised	(8,334)	(2,534)

Balance, end of period	$35,473	$277

Convertible Promissory Notes And Securities [Member]
Schedule of binomial lattice model for initial measurement of private placement warrants
The
Company calculated the estimated fair value of convertible promissory notes and securities on the date of issuance and at each subsequent reporting date using the following assumptions:

December 31, 2020
Expected volatility (%)	62.0 - 63.0
Risk-free interest rate (%)	0.13 - 0.19
Expected dividend yield (%)	—
Expected term (years)	2.0
The Company calculated the estimated fair value of convertible promissory notes and securities as of December 31, 2021 using the following assumptions:

December 31, 2021
Contractual conversion price adjustment (%)	80.0 - 85.0
Discount rate (%)	11.9
Expected term (years)	0.3 - 0.5

Convertible Promissory Notes [Member]
Schedule of binomial lattice model for initial measurement of private placement warrants
The Company calculated the estimated fair value of convertible promissory notes as of September 30, 2022 and December 31, 2021, respectively, using the following assumptions:

2021 Convertible Promissory Notes	September 30, 2022	December 31, 2021

Contractual conversion price adjustment	80.0% - 85.0%	80.0% - 85.0%
Discount rate	20%	11.9%
Expected term (years)	0.1 - 0.3	0.3 - 0.5

2022 Bridge Loans	September 30, 2022
Expected volatility	71.0%
Risk-free interest rate	3.9%
Discount rate	26.9%
Expected term (years)	0.1 - 1.3

Interprivate II Acquisition Crop [Member]
Schedule of information about the company's assets that are measured at fair value
The
following tables present information about the Company’s assets that are measured at fair value on a recurring basis at September 30, 2022 and December 31, 2021, respectively, and indicate the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	September 30, 2022

Assets:
Marketable securities held in Trust Account	1	$260,207,445

Liabilities:
Warrant liability — Private placement warrants	3	231,000
Warrant liability — Underwriters warrants	3	5,980

Description	Level	December 31, 2021

Assets:
Marketable securities held in Trust Account	1	$258,821,242

Liabilities:
Warrant liability — Private placement warrants	3	3,584,971
Warrant liability — Underwriters warrants	3	530,581

Description	December 31, 2021
Assets:
Marketable securities held in Trust Account	$258,821,242
Liabilities:
Warrant Liability – Private Placement Warrants	3,584,971
Warrant Liability – Underwriters Warrants	530,581

Schedule of binomial lattice model for initial measurement of private placement warrants

Term	September 30, 2022	December 31, 2021
Risk-free interest rate	4.20%	1.19%
Market price of public stock	$9.84	$9.70
Dividend yield	0.00%	0.00%
Implied volatility	2.80%	16.6%
Exercise price	$11.50	$11.50

Term	December 31, 2021	March 9, 2021
Risk-free interest rate	1.19%	1.00%
Market price of public stock	$9.7	$9.84
Dividend Yield	0.00%	0.00%
Implied volatility	16.6%	13.1%
Exercise price	$11.50	$11.50

Schedule of changes in fair value of warrant liabilities

Term	Private Placement	Underwriters Warrants
Fair value as of December 31, 2021	$3,584,971	$530,581
Change in valuation inputs or other assumptions	(3,353,971)	(524,601)

Fair value as of September 30, 2022	$231,000	$5,980

	Private Placement	Underwriters Warrants
Fair value as of March 9, 2021	$3,041,500	$475,334
Change in valuation inputs or other assumptions	543,471	55,247
Fair value as of December 31, 2021	$3,584,971	$530,581